Fair Value Measurements (Details) - USD ($)		3 Months Ended	9 Months Ended
	May 05, 2023	Sep. 30, 2023	Sep. 30, 2023	Nov. 04, 2022
Fair Value Measurements [Line Items]
Fair value investor interest amount	$ 130,418			$ 103,231
Price pershare (in Dollars per share)	$ 0.23		$ 0.17
Discount rate	2.20%	15.00%	15.00%
Value per share (in Dollars per share)	$ 10.25	$ 10.6	$ 10.6
Recognized gain		$ 5,000	$ 159,777
Recognized a loss		500,877	478,196
Non-redemption agreement loss			130,418
Founder Shares [Member]
Fair Value Measurements [Line Items]
Fair value investor interest amount	$ 130,418	$ 400,702	$ 400,702